Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 12, 2022	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Predecessor	Successor
Net operating loss carryforwards	$ 9,974,075	$ 6,671,907	$ 6,639,882	$ 9,974,075
Stock-based compensation expense	3,258,463	2,936,945	4,084,595	3,258,463
Capitalized research and development costs	2,182,104	2,421,390	2,362,939	2,182,104
Capitalized start-up costs	1,033,504	1,121,802	565,530	1,033,504
Capitalized licensing costs	647,489	687,926	689,820	647,489
Capitalized patents	351,721	288,123	273,682	351,721
Warrants	134,341	133,203	238,768	134,341
Accrued payroll	299,487	71,830		299,487
Contributions carryforward	2,857	2,833	2,833	2,857
Operating lease liability	2,151	26,794		2,151
Deferred tax assets	17,886,192	14,362,753	14,858,049	17,886,192
Valuation allowance	(14,093,900)		(14,853,648)	(14,093,900)
Deferred tax assets	3,792,292	14,362,753	4,401	3,792,292
Operating lease right-of-use asset	(1,948)	(24,236)		(1,948)
In-process research and development	(4,633,535)	(24,658,231)		(4,633,535)
Fixed assets	(1,723)	(4,270)	(4,401)	(1,723)
Deferred tax liabilities	(4,637,206)	(24,686,737)	(4,401)	(4,637,206)
Deferred tax assets, net	$ (844,914)	$ (10,323,984)		$ (844,914)